Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Accounts Receivable from Related Party

As of December 31, 2023 and June 30, 2024, the balances of accounts receivable from a related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		HK$	HK$	US$
PrimeTime Global Technologies Limited (c)	(1)	410,899	-	-

(1)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as of December 31, 2023 was fully settled on February 22, 2024.

Schedule of Amounts Due to Related Parties

As of December 31, 2023 and June 30, 2024, the balances of amounts due to a related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		HK$	HK$	US$
Gaderway Investments Limited (d)	(2)	306,110	306,110	39,190

(2)	Gaderway Investments Limited, the shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand.